Condensed Consolidated Statements of Cash Flows (unaudited) (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents and restricted cash and cash equivalents
Cash and cash equivalents	$ 14,405	$ 9,525		$ 10,780
Restricted cash	476	399		152
Cash and cash equivalents and restricted cash	$ 14,881	$ 9,924	$ 8,908	$ 10,932	$ 9,812	$ 5,518